Basic and Diluted Net Earnings Per Share (Details) - Schedule of earnings per share, basic and diluted - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of earnings per share, basic and diluted [Abstract]
Net income attributed to Sapiens’ shareholders (in Dollars)	$ 33,775	$ 26,247	$ 13,785
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	51,208	50,031	49,827
Stock options and RSU	951	622	279
Denominator for diluted net earnings per share - adjusted weighted average number of shares	52,159	50,653	50,106